CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income	$ 5,590	$ 9,431	$ 8,728
Other comprehensive income/(loss), before tax
Foreign currency translation adjustments (Note S)	(1,500)	(39)	(730)
Net changes related to available-for-sale securities (Note S)
Unrealized gains/(losses) arising during the period	(1)	1	(2)
Total net changes related to available-for-sale securities	(1)	1	(2)
Unrealized gains/(losses) on cash flow hedges (Note S)
Unrealized gains/(losses) arising during the period	(349)	(689)	(136)
Reclassification of (gains)/losses to net income	(21)	75	449
Total unrealized gains/(losses) on cash flow hedges	(370)	(614)	313
Retirement-related benefit plans (Note S)
Prior service costs/(credits)	(37)	(73)	(182)
Net (losses)/gains arising during the period	(1,678)	(120)	(2,517)
Curtailments and settlements	52	41	11
Amortization of prior service (credits)/costs	13	(9)	(73)
Amortization of net (gains)/losses	2,314	1,843	2,966
Total retirement-related benefit plans	664	1,681	204
Other comprehensive income/(loss), before tax (Note S)	(1,206)	1,029	(215)
Income tax (expense)/benefit related to items of other comprehensive income (Note S)	466	(136)	(262)
Other comprehensive income/(loss) (Note S)	(740)	893	(476)
Total comprehensive income	$ 4,850	$ 10,324	$ 8,252